S000053878 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	115 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Solactive GFS Developed Markets ex NA Large & Mid Cap Value Style USD Index (Net) (TR) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	42.23%	14.29%	10.59%
MSCI EAFE Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	42.25%	13.36%	9.55%
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	31.22%	8.92%	8.88%
C000169559 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	38.55%	13.10%	9.53%
Performance Inception Date			Jun. 13, 2016
C000169559 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	34.69%	11.88%	8.31%
Performance Inception Date			Jun. 13, 2016
C000169559 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	24.11%	10.26%	7.45%
Performance Inception Date			Jun. 13, 2016